Bonds Payable (Details 2)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Future amortization of long-term deferred expenses
2015		5,134,902
2016		427,908
Total	$ 909,104	5,562,810	10,697,712